AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 46.3%
United States – 46.3%
U.S. Treasury Inflation Index
0.375%, 07/15/2025 (TIPS)	U.S.$	61,165	$58,593,750
0.375%, 01/15/2027 (TIPS)		7,110	6,654,898
0.50%, 01/15/2028 (TIPS)		19,183	17,869,947

Total Inflation-Linked Securities (cost $86,704,214)			83,118,595

	Shares

COMMON STOCKS – 22.7%
Financials – 3.6%
Banks – 0.7%
ABN AMRO Bank NV(a)		1,125	16,549
Banco Bilbao Vizcaya Argentaria SA		3,189	25,161
Banco de Sabadell SA		16,277	18,825
Banco Santander SA		3,967	15,486
Bank of America Corp.		675	19,352
Bank of Ireland Group PLC		2,334	23,241
Bank of Montreal		373	32,124
Bank of Nova Scotia (The)		431	20,453
Bankinter SA		3,395	21,761
Barclays PLC		10,110	18,831
BNP Paribas SA		331	21,405
CaixaBank SA		8,772	35,529
Canadian Imperial Bank of Commerce		584	23,140
Citigroup, Inc.		282	11,644
Citizens Financial Group, Inc.		372	10,464
Comerica, Inc.		201	9,670
Commerzbank AG		2,045	22,469
Credit Agricole SA		1,641	20,685
Danske Bank A/S		858	19,259
DNB Bank ASA		1,818	35,936
Erste Group Bank AG		821	29,288
Fifth Third Bancorp		583	15,479
First Citizens BancShares, Inc./NC - Class A		21	28,568
HSBC Holdings PLC		5,317	39,225
Huntington Bancshares, Inc./OH		1,193	13,230
ING Groep NV		1,574	22,302
Intesa Sanpaolo SpA		18,206	48,617
JPMorgan Chase & Co.		224	32,778
KBC Group NV		411	26,966
KeyCorp		842	9,540
Lloyds Banking Group PLC		36,308	19,398
M&T Bank Corp.		324	40,516
National Bank of Canada		566	39,447
NatWest Group PLC		6,427	18,690
Nedbank Group Ltd.		441	5,040
New York Community Bancorp, Inc.		1,656	20,336
Nordea Bank Abp (Helsinki)		88	963
Nordea Bank Abp (Stockholm)		3,090	33,852
PNC Financial Services Group, Inc. (The)		145	17,506
Raiffeisen Bank International AG(b)		1,044	14,984
Regions Financial Corp.		902	16,543
Royal Bank of Canada		359	32,345
Skandinaviska Enskilda Banken AB - Class A		3,315	38,433

Company	Shares	U.S. $ Value

Societe Generale SA	422	$11,956
Standard Chartered PLC	2,940	26,453
Svenska Handelsbanken AB - Class A	2,923	24,390
Swedbank AB - Class A	1,696	30,015
Toronto-Dominion Bank (The)	522	31,841
Truist Financial Corp.	826	25,234
UniCredit SpA	1,079	26,288
US Bancorp	400	14,612
Wells Fargo & Co.	345	14,245

		1,191,064

Capital Markets – 0.9%
3i Group PLC	4,463	112,385
Abrdn PLC	11,793	24,601
Affiliated Managers Group, Inc.	112	15,009
Ameriprise Financial, Inc.	125	42,197
Bank of New York Mellon Corp. (The)	426	19,115
BlackRock, Inc.	54	37,829
Brookfield Asset Management Ltd. - Class A (Canada)	235	8,120
Brookfield Asset Management Ltd. - Class A (United States)(c)	5	173
Brookfield Corp. (Canada)	933	31,846
Brookfield Corp. (United States)	20	682
Charles Schwab Corp. (The)	782	46,255
CI Financial Corp.	1,130	14,501
CME Group, Inc.	188	38,104
Deutsche Bank AG (REG)	1,113	12,108
Deutsche Boerse AG	355	63,021
Franklin Resources, Inc.	418	11,177
Goldman Sachs Group, Inc. (The)	81	26,545
Hargreaves Lansdown PLC	1,868	17,976
IGM Financial, Inc.	644	18,359
Intercontinental Exchange, Inc.	363	42,830
Invesco Ltd.	554	8,820
Investec PLC	4,737	27,980
Jefferies Financial Group, Inc.	732	26,125
Julius Baer Group Ltd.	634	44,006
London Stock Exchange Group PLC	1,249	129,214
Moody’s Corp.	162	54,562
Morgan Stanley	945	80,467
MSCI, Inc.	180	97,852
Nasdaq, Inc.	1,129	59,250
Ninety One PLC	3,019	6,551
Northern Trust Corp.	206	15,670
Onex Corp.	324	20,020
Partners Group Holding AG	68	73,298
Quilter PLC(a)	2,789	3,018
Raymond James Financial, Inc.	313	32,737
S&P Global, Inc.	312	121,948
Schroders PLC	5,552	28,883
SEI Investments Co.	347	21,535
St. James’s Place PLC	2,130	23,817
State Street Corp.	210	14,435
T. Rowe Price Group, Inc.	313	35,128
UBS Group AG (REG)	1,888	50,007

		1,558,156

Company	Shares	U.S. $ Value

Consumer Finance – 0.1%
Ally Financial, Inc.	614	$17,002
American Express Co.	258	40,761
Bread Financial Holdings, Inc.	107	4,021
Capital One Financial Corp.	188	19,249
Discover Financial Services	284	25,580
Navient Corp.	669	11,808
Synchrony Financial	516	16,657
Vanquis Banking Group PLC	1,368	1,795

		136,873

Financial Services – 0.6%
Berkshire Hathaway, Inc. - Class B(b)	115	41,423
Edenred	463	29,504
Element Fleet Management Corp.	1,597	24,548
Eurazeo SE	635	37,416
EXOR NV(b) (d) (e)	480	42,545
Fidelity National Information Services, Inc.	974	54,408
Fiserv, Inc.(b)	1,184	143,726
FleetCor Technologies, Inc.(b)	124	33,695
Global Payments, Inc.	715	90,583
Groupe Bruxelles Lambert NV	600	48,314
Industrivarden AB - Class A	44	1,146
Industrivarden AB - Class C	1,828	47,530
Investor AB - Class B	3,608	69,446
Jackson Financial, Inc. - Class A	38	874
Kinnevik AB - Class B	1,368	16,063
L E Lundbergforetagen AB - Class B	856	34,789
M&G PLC	1,555	3,756
Mastercard, Inc. - Class A	324	133,695
PayPal Holdings, Inc.(b)	631	39,444
Visa, Inc. - Class A	359	88,199
Voya Financial, Inc.	387	26,966
Wendel SE	294	26,863
Western Union Co. (The)	1,558	19,241
Worldline SA/France(a) (b)	725	23,596

		1,077,770

Insurance – 1.3%
Admiral Group PLC	1,243	39,159
Aegon NV	4,545	23,293
Aflac, Inc.	694	51,752
Ageas SA/NV	832	33,089
Allianz SE (REG)	222	53,964
Allstate Corp. (The)	321	34,607
American International Group, Inc.	360	21,067
Aon PLC - Class A	217	72,346
Arch Capital Group Ltd.(b)	889	68,329
Arthur J Gallagher & Co.	479	110,400
Assicurazioni Generali SpA	1,915	39,665
Assurant, Inc.	210	29,259
Aviva PLC	3,940	18,694
Axis Capital Holdings Ltd.	355	19,475
Baloise Holding AG (REG)	288	44,992
Brighthouse Financial, Inc.(b)	30	1,490
Brookfield Reinsurance Ltd.(b)	6	208
Chubb Ltd.	185	37,161

Company	Shares	U.S. $ Value

Cincinnati Financial Corp.	352	$37,238
Direct Line Insurance Group PLC(b)	8,791	18,015
Everest Re Group Ltd.	107	38,593
F&G Annuities & Life, Inc.(c)	40	1,132
Fairfax Financial Holdings Ltd.	42	34,635
Fidelity National Financial, Inc.	591	24,467
Gjensidige Forsikring ASA	2,409	37,406
Globe Life, Inc.	299	33,359
Great-West Lifeco, Inc.	1,008	28,967
Hannover Rueck SE	383	81,456
Hartford Financial Services Group, Inc. (The)	439	31,529
iA Financial Corp., Inc.	504	31,619
Intact Financial Corp.	480	67,673
Legal & General Group PLC	13,473	37,225
Lincoln National Corp.	223	5,722
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,395	3,443
Loews Corp.	507	31,480
Manulife Financial Corp.	1,085	20,059
Mapfre SA	8,898	18,821
Markel Group, Inc.(b)	19	28,100
Marsh & McLennan Cos., Inc.	376	73,316
MetLife, Inc.	330	20,902
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	82,290
NN Group NV	985	37,918
Old Mutual Ltd.	9,763	6,477
Poste Italiane SpA(a)	5,111	56,737
Power Corp. of Canada	1,862	50,849
Principal Financial Group, Inc.	294	22,847
Progressive Corp. (The)	573	76,478
Prudential Financial, Inc.	168	15,905
Prudential PLC	1,555	18,938
Reinsurance Group of America, Inc.	188	26,061
RenaissanceRe Holdings Ltd.	194	36,451
Sampo Oyj - Class A	886	38,890
SCOR SE	791	24,594
Sun Life Financial, Inc.	672	32,779
Swiss Life Holding AG (REG)	132	82,667
Swiss Re AG	469	45,543
Travelers Cos., Inc. (The)	232	37,405
Trisura Group Ltd.(b)	14	332
Tryg A/S	4,038	77,042
UnipolSai Assicurazioni SpA	12,165	30,731
Unum Group	415	20,414
Willis Towers Watson PLC	176	36,390
WR Berkley Corp.	826	51,096
Zurich Insurance Group AG	154	72,210

		2,385,151

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.(c)	1,204	11,932
Annaly Capital Management, Inc.	457	9,263

		21,195

		6,370,209

Company	Shares	U.S. $ Value

Information Technology – 3.2%
Communications Equipment – 0.2%
Cisco Systems, Inc.	1,074	$61,594
F5, Inc.(b)	231	37,806
Juniper Networks, Inc.	1,038	30,227
Motorola Solutions, Inc.	420	119,099
Nokia Oyj	5,115	20,455
Telefonaktiebolaget LM Ericsson - Class B	4,594	23,576

		292,757

Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. - Class A	1,084	95,804
Arrow Electronics, Inc.(b)	387	51,637
Avnet, Inc.	783	39,737
CDW Corp./DE	508	107,264
Corning, Inc.	1,088	35,708
Flex Ltd.(b)	1,647	45,441
Hexagon AB - Class B	5,852	52,248
TE Connectivity Ltd.	439	58,119
Teledyne Technologies, Inc.(b)	65	27,190
Trimble, Inc.(b)	660	36,161
Vontier Corp.	134	4,209

		553,518

IT Services – 0.3%
Accenture PLC - Class A	306	99,074
Akamai Technologies, Inc.(b)	403	42,351
Atos SE(b)	247	2,070
Capgemini SE	360	67,184
CGI, Inc.(b)	797	83,109
Cognizant Technology Solutions Corp. - Class A	549	39,314
DXC Technology Co.(b)	317	6,575
Gartner, Inc.(b)	287	100,358
International Business Machines Corp.	251	36,854
Kyndryl Holdings, Inc.(b)	50	844
VeriSign, Inc.(b)	412	85,610

		563,343

Semiconductors & Semiconductor Equipment – 1.0%
Advanced Micro Devices, Inc.(b)	1,706	180,358
Analog Devices, Inc.	739	134,335
Applied Materials, Inc.	483	73,783
ASML Holding NV	269	176,875
Broadcom, Inc.	102	94,135
Infineon Technologies AG	1,599	57,141
Intel Corp.	942	33,102
KLA Corp.	304	152,568
Lam Research Corp.	192	134,861
Marvell Technology, Inc.	1,277	74,385
Microchip Technology, Inc.	789	64,572
Micron Technology, Inc.	586	40,985
NVIDIA Corp.	512	252,698
NXP Semiconductors NV	516	106,152
Qorvo, Inc.(b)	222	23,841
QUALCOMM, Inc.	492	56,349
Skyworks Solutions, Inc.	215	23,379

Company	Shares	U.S. $ Value

STMicroelectronics NV	1,365	$64,421
Texas Instruments, Inc.	423	71,089

		1,815,029

Software – 1.2%
Adobe, Inc.(b)	224	125,292
ANSYS, Inc.(b)	317	101,082
Autodesk, Inc.(b)	197	43,722
Black Knight, Inc.(b)	181	13,713
BlackBerry Ltd.(b)	1,372	7,656
Cadence Design Systems, Inc.(b)	898	215,915
Cerence, Inc.(b)	171	4,463
Constellation Software, Inc./Canada	53	108,866
Dassault Systemes SE	3,230	128,006
Fortinet, Inc.(b)	2,557	153,957
Gen Digital, Inc.	917	18,569
Intuit, Inc.	285	154,416
Microsoft Corp.	497	162,897
Open Text Corp.	829	33,407
Oracle Corp.	768	92,459
Palo Alto Networks, Inc.(b)	445	108,268
Roper Technologies, Inc.	92	45,913
Sage Group PLC (The)	5,404	66,408
Salesforce, Inc.(b)	267	59,130
SAP SE	466	65,009
ServiceNow, Inc.(b)	214	126,010
Splunk, Inc.(b)	287	34,802
Synopsys, Inc.(b)	487	223,479
VMware, Inc. - Class A(b)	564	95,192
Workday, Inc. - Class A(b)	192	46,944

		2,235,575

Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc.	814	152,926
Dell Technologies, Inc. - Class C	684	38,468
Hewlett Packard Enterprise Co.	1,521	25,842
HP, Inc.	1,289	38,296
Lumine Group, Inc.(a) (b)	159	2,709
NetApp, Inc.	541	41,495
Seagate Technology Holdings PLC	489	34,616
Topicus.com, Inc.(b)	98	7,463
Western Digital Corp.(b)	232	10,440
Xerox Holdings Corp.	858	13,634

		365,889

		5,826,111

Health Care – 2.7%
Biotechnology – 0.3%
AbbVie, Inc.	689	101,255
Alkermes PLC(b)	165	4,816
Amgen, Inc.	160	41,014
Biogen, Inc.(b)	84	22,458
BioMarin Pharmaceutical, Inc.(b)	170	15,535

Company	Shares	U.S. $ Value

Genmab A/S(b)	279	$106,895
Gilead Sciences, Inc.	351	26,844
Grifols SA(b)	2,271	31,112
Idorsia Ltd.(b)	213	1,159
Incyte Corp.(b)	94	6,066
Regeneron Pharmaceuticals, Inc.(b)	33	27,274
Seagen, Inc.(b)	151	31,117
United Therapeutics Corp.(b)	108	24,231
Vertex Pharmaceuticals, Inc.(b)	123	42,846

		482,622

Health Care Equipment & Supplies – 0.8%
Abbott Laboratories	634	65,239
Alcon, Inc.	184	15,357
Align Technology, Inc.(b)	150	55,521
Arjo AB - Class B	2,759	10,873
Baxter International, Inc.	520	21,112
Becton Dickinson & Co.	181	50,580
Boston Scientific Corp.(b)	884	47,683
Coloplast A/S - Class B	742	84,511
Cooper Cos., Inc. (The)	123	45,509
Demant A/S(b)	2,432	99,284
DENTSPLY SIRONA, Inc.	494	18,322
Dexcom, Inc.(b)	860	86,843
Edwards Lifesciences Corp.(b)	480	36,706
Embecta Corp.	36	660
EssilorLuxottica SA	493	92,663
GE Healthcare, Inc.(b)	33	2,325
Getinge AB - Class B	2,759	47,834
Hologic, Inc.(b)	564	42,153
IDEXX Laboratories, Inc.(b)	165	84,383
Intuitive Surgical, Inc.(b)	274	85,674
Koninklijke Philips NV(b)	509	11,438
Medtronic PLC	341	27,791
ResMed, Inc.	389	62,080
Smith & Nephew PLC	4,175	56,342
Sonova Holding AG (REG)	435	114,941
Stryker Corp.	243	68,903
Teleflex, Inc.	135	28,720
Zimmer Biomet Holdings, Inc.	187	22,275
Zimvie, Inc.(b)	18	212

		1,385,934

Health Care Providers & Services – 0.4%
Cardinal Health, Inc.	351	30,653
Cencora, Inc.	241	42,411
Centene Corp.(b)	478	29,469
Cigna Group (The)	246	67,960
CVS Health Corp.	580	37,799
DaVita, Inc.(b)	316	32,365
Elevance Health, Inc.	137	60,555
Fresenius Medical Care AG & Co. KGaA	755	36,351
Fresenius SE & Co. KGaA	693	22,217
HCA Healthcare, Inc.	257	71,266

Company	Shares	U.S. $ Value

Henry Schein, Inc.(b)	351	$26,866
Humana, Inc.	84	38,777
Laboratory Corp. of America Holdings	203	42,244
McKesson Corp.	120	49,478
Patterson Cos., Inc.	519	15,591
Pediatrix Medical Group, Inc.(b)	318	4,493
Quest Diagnostics, Inc.	278	36,557
UnitedHealth Group, Inc.	155	73,870
Universal Health Services, Inc. - Class B	181	24,381

		743,303

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	408	49,397
Danaher Corp.	388	102,820
Eurofins Scientific SE	1,160	71,401
Fortrea Holdings, Inc.(b)	203	5,593
Illumina, Inc.(b)	91	15,035
IQVIA Holdings, Inc.(b)	323	71,910
Lonza Group AG (REG)	278	153,342
Mettler-Toledo International, Inc.(b)	52	63,101
QIAGEN NV	1,521	69,399
Thermo Fisher Scientific, Inc.	173	96,378
Waters Corp.(b)	143	40,154

		738,530

Pharmaceuticals – 0.8%
AstraZeneca PLC	729	97,921
AstraZeneca PLC (Sponsored ADR)	246	16,684
Bausch Health Cos., Inc.(b)	417	3,481
Bayer AG (REG)	526	28,779
Bristol-Myers Squibb Co.	610	37,607
Eli Lilly & Co.	346	191,753
Euroapi SA(b)	26	354
GSK PLC	2,919	51,129
Hikma Pharmaceuticals PLC	2,641	72,953
Jazz Pharmaceuticals PLC(b)	111	15,913
Johnson & Johnson	277	44,785
Merck & Co., Inc.	431	46,970
Merck KGaA	536	96,225
Novartis AG (REG)	923	92,892
Novo Nordisk A/S - Class B	1,284	236,839
Organon & Co.	43	944
Orion Oyj - Class B	948	38,745
Perrigo Co. PLC	214	7,490
Pfizer, Inc.	1,008	35,663
Roche Holding AG (Genusschein)	268	78,655
Sanofi	604	64,328
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(c)	1,184	18,234
UCB SA	558	50,051
Viatris, Inc.	638	6,859
Zoetis, Inc.	498	94,874

		1,430,128

		4,780,517

Company	Shares	U.S. $ Value

Industrials – 2.6%
Aerospace & Defense – 0.4%
Airbus SE	181	$26,481
Babcock International Group PLC(b)	1,434	7,013
BAE Systems PLC	2,639	33,588
Boeing Co. (The)(b)	109	24,419
Bombardier, Inc. - Class B(b)	146	5,956
CAE, Inc.(b)	1,404	33,863
Dassault Aviation SA	110	21,600
General Dynamics Corp.	120	27,197
Howmet Aerospace, Inc.	412	20,382
Huntington Ingalls Industries, Inc.	90	19,829
L3Harris Technologies, Inc.	509	90,648
Leonardo SpA	684	9,845
Lockheed Martin Corp.	99	44,387
Melrose Industries PLC	2,943	19,034
Northrop Grumman Corp.	99	42,876
Rolls-Royce Holdings PLC(b)	5,507	15,449
RTX Corp.	640	55,065
Safran SA	174	27,886
Textron, Inc.	360	27,976
Thales SA	192	27,999
TransDigm Group, Inc.(b)	46	41,577

		623,070

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	267	24,145
Deutsche Post AG (REG)	500	23,317
DSV A/S	295	56,020
Expeditors International of Washington, Inc.	372	43,416
FedEx Corp.	94	24,536
International Distributions Services PLC(b)	3,581	10,997
United Parcel Service, Inc. - Class B	235	39,809

		222,240

Building Products – 0.1%
A O Smith Corp.	355	25,738
Assa Abloy AB - Class B	848	19,085
Carrier Global Corp.	293	16,833
Cie de Saint-Gobain SA	254	16,523
Fortune Brands Innovations, Inc.	340	23,467
Geberit AG (REG)	50	25,877
Johnson Controls International PLC	512	30,239
Masco Corp.	530	31,275
Masterbrand, Inc.(b)	340	4,355
Otis Worldwide Corp.	146	12,490
Resideo Technologies, Inc.(b)	31	523
Trane Technologies PLC	234	48,031

		254,436

Commercial Services & Supplies – 0.2%
Cintas Corp.	193	97,305
G4S PLC(b) (d) (e)	3,969	12,318
ISS A/S	413	7,331
Republic Services, Inc.	483	69,615
Securitas AB - Class B	2,207	17,956
Societe BIC SA	160	10,227

Company	Shares	U.S. $ Value

Stericycle, Inc.(b)	186	$8,223
Waste Connections, Inc.	445	60,961
Waste Management, Inc.	458	71,805

		355,741

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	595	20,888
Bouygues SA	319	11,015
Eiffage SA	192	18,976
Epiroc AB - Class A	436	8,365
Epiroc AB - Class B	520	8,512
Ferrovial SE	1,093	34,667
Fluor Corp.(b)	358	12,526
HOCHTIEF AG	79	8,434
Orascom Construction PLC	173	552
Skanska AB - Class B	763	11,169
SNC-Lavalin Group, Inc.	548	17,857
Vinci SA	175	19,493

		172,454

Electrical Equipment – 0.2%
ABB Ltd. (REG)	788	29,966
Accelleron Industries AG	39	1,053
Acuity Brands, Inc.	70	11,290
AMETEK, Inc.	336	53,595
Eaton Corp. PLC	273	62,891
Emerson Electric Co.	344	33,798
Legrand SA	296	29,162
nVent Electric PLC	240	13,569
Prysmian SpA	537	21,940
Rockwell Automation, Inc.	117	36,513
Schneider Electric SE	198	33,939
Sensata Technologies Holding PLC	429	16,139
Siemens Energy AG(b)	59	840
Vestas Wind Systems A/S(b)	760	17,560

		362,255

Ground Transportation – 0.2%
Canadian National Railway Co.	330	37,171
Canadian Pacific Kansas City Ltd. (Canada)	700	55,567
Canadian Pacific Kansas City Ltd. (United States)	480	38,102
CSX Corp.	789	23,828
JB Hunt Transport Services, Inc.	219	41,146
Norfolk Southern Corp.	155	31,777
U-Haul Holding Co.(c)	47	2,678
U-Haul Holding Co. (Non-Voting)	423	22,520
Union Pacific Corp.	162	35,732

		288,521

Industrial Conglomerates – 0.1%
3M Co.	142	15,147
DCC PLC	173	9,466
General Electric Co.	99	11,331
Honeywell International, Inc.	189	35,521
Siemens AG (REG)	118	17,727
Smiths Group PLC	1,381	28,642

		117,834

Company	Shares	U.S. $ Value

Machinery – 0.5%
AGCO Corp.	248	$32,123
Alfa Laval AB	849	29,808
Alstom SA	671	18,504
ANDRITZ AG	354	18,805
Atlas Copco AB - Class A	1,744	23,058
Atlas Copco AB - Class B	2,080	23,946
Caterpillar, Inc.	161	45,262
CNH Industrial NV	1,193	16,449
Cummins, Inc.	110	25,304
Daimler Truck Holding AG	174	6,122
Deere & Co.	144	59,175
Dover Corp.	214	31,736
Electrolux Professional AB - Class B	748	4,023
Flowserve Corp.	299	11,831
Fortive Corp.	337	26,572
GEA Group AG	378	14,906
Husqvarna AB - Class B	2,521	21,705
Illinois Tool Works, Inc.	174	43,039
IMI PLC	1,187	22,526
Ingersoll Rand, Inc.	206	14,340
Iveco Group NV(b)	238	2,360
Kone Oyj - Class B	326	14,830
Metso Oyj	1,685	19,353
Middleby Corp. (The)(b)	125	18,199
PACCAR, Inc.	376	30,941
Parker-Hannifin Corp.	105	43,775
Pentair PLC	240	16,862
Sandvik AB	907	17,153
Schindler Holding AG	78	17,371
Schindler Holding AG (REG)	81	16,997
SKF AB - Class B	706	11,431
Snap-on, Inc.	116	31,158
Stanley Black & Decker, Inc.	164	15,478
Valmet Oyj	128	3,255
Volvo AB - Class B	910	18,340
Wartsila OYJ Abp	732	9,290
Weir Group PLC (The)	503	11,659
Westinghouse Air Brake Technologies Corp.	228	25,655
Xylem, Inc./NY	398	41,209

		854,550

Marine Transportation – 0.0%
AP Moller - Maersk A/S - Class A	10	17,871
AP Moller - Maersk A/S - Class B	9	16,338
Kuehne & Nagel International AG (REG)	139	41,762

		75,971

Passenger Airlines – 0.0%
American Airlines Group, Inc.(b)	253	3,727
Delta Air Lines, Inc.	283	12,135
Deutsche Lufthansa AG (REG)(b)	1,312	11,717
easyJet PLC(b)	1,301	6,950
International Consolidated Airlines Group SA(b)	4,711	9,663
Southwest Airlines Co.	264	8,342
United Airlines Holdings, Inc.	157	7,820

		60,354

Company	Shares	U.S. $ Value

Professional Services – 0.5%
Adecco Group AG (REG)	233	$10,022
Automatic Data Processing, Inc.	415	105,663
Broadridge Financial Solutions, Inc.	587	109,305
Bureau Veritas SA	963	25,797
Capita PLC(b)	1,612	368
Equifax, Inc.	191	39,480
Experian PLC	1,125	39,289
Intertek Group PLC	254	13,302
Jacobs Solutions, Inc.	307	41,390
ManpowerGroup, Inc.	170	13,408
Paychex, Inc.	736	89,961
Randstad NV	258	15,141
RELX PLC (Amsterdam)	1,139	37,078
RELX PLC (London)	1,122	36,571
Robert Half, Inc.	350	25,886
SGS SA (REG)	250	22,706
Thomson Reuters Corp.	576	74,170
Verisk Analytics, Inc.	318	77,026
Wolters Kluwer NV	490	59,040

		835,603

Trading Companies & Distributors – 0.2%
AerCap Holdings NV(b)	317	19,502
Ashtead Group PLC	560	39,064
Brenntag SE	322	26,045
Bunzl PLC	677	24,243
Fastenal Co.	755	43,473
Ferguson PLC	296	48,024
Finning International, Inc.	923	28,984
Rexel SA	970	22,743
Travis Perkins PLC	697	7,582
United Rentals, Inc.	97	46,224
WW Grainger, Inc.	98	69,986

		375,870

Transportation Infrastructure – 0.0%
Aena SME SA(a)	131	20,593
Aeroports de Paris	132	17,372
Fraport AG Frankfurt Airport Services Worldwide(b)	264	14,298
Getlink SE	1,705	28,537

		80,800

		4,679,699

Consumer Staples – 2.2%
Beverages – 0.4%
Anheuser-Busch InBev SA/NV	336	19,072
Brown-Forman Corp. - Class B	776	51,317
Carlsberg AS - Class B	434	62,755
Coca-Cola Co. (The)	1,174	70,240
Coca-Cola Europacific Partners PLC	1,012	64,958
Coca-Cola HBC AG	1,304	37,564
Constellation Brands, Inc. - Class A	160	41,690
Diageo PLC	1,525	62,453
Heineken Holding NV	450	36,010
Heineken NV	502	48,800
Keurig Dr Pepper, Inc.	462	15,546

Company	Shares	U.S. $ Value

Molson Coors Beverage Co. - Class B	387	$24,571
Monster Beverage Corp.(b)	1,264	72,566
PepsiCo, Inc.	422	75,082
Pernod Ricard SA	347	68,100
Remy Cointreau SA(b)	337	52,132

		802,856

Consumer Staples Distribution & Retail – 0.6%
Alimentation Couche-Tard, Inc.	1,687	88,220
Carrefour SA	1,249	23,873
Casino Guichard Perrachon SA(b)	448	1,433
Costco Wholesale Corp.	252	138,419
Distribuidora Internacional de Alimentacion SA(b)	54,700	823
Dollar General Corp.	191	26,453
Dollar Tree, Inc.(b)	152	18,599
Empire Co., Ltd. - Class A	1,865	48,585
Etablissements Franz Colruyt NV	915	34,893
George Weston Ltd.	641	71,088
J Sainsbury PLC	10,711	36,629
Jeronimo Martins SGPS SA	2,095	53,406
Koninklijke Ahold Delhaize NV	1,925	62,967
Kroger Co. (The)	870	40,359
Loblaw Cos., Ltd.	968	84,055
Marks & Spencer Group PLC(b)	4,897	14,046
METRO AG(b)	963	7,666
Metro, Inc./CN	1,749	90,142
Rite Aid Corp.(b) (c)	45	35
Sysco Corp.	677	47,153
Target Corp.	281	35,561
Tesco PLC	11,257	37,872
Walgreens Boots Alliance, Inc.	396	10,023
Walmart, Inc.	579	94,151

		1,066,451

Food Products – 0.7%
Archer-Daniels-Midland Co.	757	60,030
Aryzta AG	6,292	10,466
Associated British Foods PLC	933	23,502
Barry Callebaut AG (REG)	33	57,504
Bunge Ltd.	445	50,872
Campbell Soup Co.	639	26,646
Chocoladefabriken Lindt & Spruengli AG	9	107,575
Chocoladefabriken Lindt & Spruengli AG (REG)	1	117,819
Conagra Brands, Inc.	984	29,402
Danone SA	580	33,810
General Mills, Inc.	652	44,114
Hershey Co. (The)	379	81,432
Hormel Foods Corp.	965	37,239
Ingredion, Inc.	314	32,314
J M Smucker Co. (The)	307	44,500
Kellogg Co.	526	32,096
Kerry Group PLC - Class A	503	46,930
Kraft Heinz Co. (The)	443	14,659
McCormick & Co., Inc./MD	900	73,872
Mondelez International, Inc. - Class A	587	41,830
Mowi ASA	1,945	35,258
Nestle SA (REG)	608	73,106
Orkla ASA	3,826	29,209

Company	Shares	U.S. $ Value

Saputo, Inc.	1,144	$24,731
Tate & Lyle PLC	4,015	35,934
Tyson Foods, Inc. - Class A	530	28,233

		1,193,083

Household Products – 0.2%
Church & Dwight Co., Inc.	819	79,255
Clorox Co. (The)	334	52,254
Colgate-Palmolive Co.	603	44,302
Edgewell Personal Care Co.	333	12,840
Essity AB - Class B	1,288	30,070
Henkel AG & Co. KGaA	338	23,359
Henkel AG & Co. KGaA (Preference Shares)	356	27,280
ICA Gruppen AB(b) (d) (e)	1,334	0
Kimberly-Clark Corp.	353	45,477
Procter & Gamble Co. (The)	596	91,987
Reckitt Benckiser Group PLC	499	36,011
Spectrum Brands Holdings, Inc.	293	24,369

		467,204

Personal Care Products – 0.2%
Beiersdorf AG	471	61,671
Coty, Inc. - Class A(b)	1,052	12,161
Estee Lauder Cos., Inc. (The) - Class A	427	68,546
Haleon PLC	3,649	14,941
L’Oreal SA	228	100,145
Unilever PLC (Amsterdam)	860	43,998
Unilever PLC (London)	811	41,417

		342,879

Tobacco – 0.1%
Altria Group, Inc.	530	23,437
British American Tobacco PLC	579	19,179
British American Tobacco PLC (Sponsored ADR)	321	10,657
Imperial Brands PLC	987	22,347
Philip Morris International, Inc.	357	34,293

		109,913

		3,982,386

Consumer Discretionary – 1.9%
Automobile Components – 0.1%
Aptiv PLC(b)	151	15,319
Autoliv, Inc.	143	13,957
BorgWarner, Inc.	338	13,773
Cie Generale des Etablissements Michelin SCA	796	24,904
Continental AG	107	7,937
Dowlais Group PLC(b)	2,943	4,235
Faurecia SE (Milan)(b)	27	573
Forvia (Paris)(b)	35	742
Goodyear Tire & Rubber Co. (The)(b)	408	5,267
Lear Corp.	99	14,265
Linamar Corp.	315	16,531
Magna International, Inc.	364	21,411
Nokian Renkaat Oyj	578	5,007
Phinia, Inc.(b)	67	1,863
Schaeffler AG (Preference Shares)	1,288	7,645

Company	Shares	U.S. $ Value

Valeo	282	$5,482
Vitesco Technologies Group AG - Class A(b)	21	1,658

		160,569

Automobiles – 0.3%
Bayerische Motoren Werke AG	252	26,505
Bayerische Motoren Werke AG (Preference Shares)	288	27,671
Ferrari NV	303	96,070
Ford Motor Co.	1,377	16,703
General Motors Co.	434	14,543
Harley-Davidson, Inc.	228	7,695
Mercedes-Benz Group AG	349	25,538
Porsche Automobil Holding SE (Preference Shares)	377	20,221
Renault SA	203	8,191
Stellantis NV (France)	1,735	32,162
Stellantis NV (Italy)	1,290	23,947
Tesla, Inc.(b)	405	104,522
Volkswagen AG	151	21,579
Volkswagen AG (Preference Shares)	138	16,889

		442,236

Broadline Retail – 0.2%
Amazon.com, Inc.(b)	290	40,023
Canadian Tire Corp., Ltd. - Class A	150	17,795
Cie Financiere Richemont SA (REG)	285	40,425
Dollarama, Inc.	678	43,961
eBay, Inc.	856	38,332
Kohl’s Corp.	242	6,447
Macy’s, Inc.	349	4,268
MercadoLibre, Inc.(b)	67	91,948
Next PLC	400	35,351
Nordstrom, Inc.	248	4,023
Qurate Retail, Inc.(b)	603	467

		323,040

Distributors – 0.0%
Genuine Parts Co.	217	33,360
LKQ Corp.	438	23,008

		56,368

Diversified Consumer Services – 0.0%
H&R Block, Inc.	415	16,591
Pearson PLC	1,740	18,442

		35,033

Hotels, Restaurants & Leisure – 0.4%
Accor SA	515	18,418
Amadeus IT Group SA	787	53,999
Aramark	587	21,825
Booking Holdings, Inc.(b)	8	24,840
Carnival Corp.(b)	278	4,398
Carnival PLC(b)	409	5,779
Chipotle Mexican Grill, Inc.(b)	28	53,946
Compass Group PLC	1,758	44,331

Company	Shares	U.S. $ Value

Darden Restaurants, Inc.	184	$28,614
Domino’s Pizza, Inc.	75	29,055
Expedia Group, Inc.(b)	107	11,598
Flutter Entertainment PLC(b)	226	41,101
Hilton Worldwide Holdings, Inc.	266	39,541
InterContinental Hotels Group PLC	470	35,351
Las Vegas Sands Corp.	238	13,057
Marriott International, Inc./MD - Class A	175	35,614
McDonald’s Corp.	162	45,546
MGM Resorts International(b)	384	16,888
Norwegian Cruise Line Holdings Ltd.(b)	242	4,010
Restaurant Brands International, Inc.	334	23,198
Royal Caribbean Cruises Ltd.(b)	138	13,654
Sabre Corp.(b) (c)	1,210	6,050
Sodexo SA	224	24,031
Starbucks Corp.	333	32,447
Travel + Leisure Co.	138	5,548
TUI AG(b)	1,650	9,786
Whitbread PLC	756	32,881
Wyndham Hotels & Resorts, Inc.	138	10,404
Wynn Resorts Ltd.	89	9,023
Yum! Brands, Inc.	315	40,755

		735,688

Household Durables – 0.2%
Barratt Developments PLC	2,559	14,669
Berkeley Group Holdings PLC	507	26,048
DR Horton, Inc.	418	49,750
Electrolux AB - Class B	748	8,226
Garmin Ltd.	302	32,018
Leggett & Platt, Inc.	339	9,560
Lennar Corp. - Class A	277	32,988
Lennar Corp. - Class B(c)	5	533
Mohawk Industries, Inc.(b)	78	7,909
Newell Brands, Inc.	305	3,227
Persimmon PLC	763	10,286
PulteGroup, Inc.	630	51,698
SEB SA	178	19,538
Taylor Wimpey PLC	9,372	13,544
Toll Brothers, Inc.	345	28,266
Whirlpool Corp.	83	11,617

		319,877

Leisure Products – 0.0%
Hasbro, Inc.	183	13,176
Mattel, Inc.(b)	529	11,723
Polaris, Inc.	124	13,899
Viaplay Group AB - Class B(b)	65	304

		39,102

Specialty Retail – 0.3%
Advance Auto Parts, Inc.	86	5,918
AutoNation, Inc.(b)	293	46,027
AutoZone, Inc.(b)	23	58,221
Bath & Body Works, Inc.	204	7,521
Best Buy Co., Inc.	198	15,137

Company	Shares	U.S. $ Value

CarMax, Inc.(b)	138	$11,272
CECONOMY AG(b)	963	2,509
Currys PLC	4,868	3,083
Dick’s Sporting Goods, Inc.	276	32,110
Dufry AG (REG)(b)	127	5,643
Foot Locker, Inc.	203	3,983
Gap, Inc. (The)	426	4,933
H & M Hennes & Mauritz AB - Class B	936	14,291
Home Depot, Inc. (The)	122	40,297
Industria de Diseno Textil SA	757	29,002
Kingfisher PLC	6,282	18,617
Lowe’s Cos., Inc.	181	41,717
O’Reilly Automotive, Inc.(b)	59	55,442
Ross Stores, Inc.	225	27,407
Signet Jewelers Ltd.	143	10,725
TJX Cos., Inc. (The)	528	48,829
Tractor Supply Co.	285	62,272
Ulta Beauty, Inc.(b)	45	18,676
Victoria’s Secret & Co.(b) (c)	68	1,304
Wickes Group PLC	782	1,391
Zalando SE(a) (b)	758	23,563

		589,890

Textiles, Apparel & Luxury Goods – 0.4%
adidas AG	138	27,541
Burberry Group PLC	981	27,085
Capri Holdings Ltd.(b)	237	12,440
Christian Dior SE	102	83,739
Gildan Activewear, Inc.	643	19,178
Hanesbrands, Inc.	665	3,491
Hermes International	67	137,798
HUGO BOSS AG	261	19,648
Kering SA	75	40,105
Kontoor Brands, Inc.	41	1,877
Lululemon Athletica, Inc.(b)	181	69,008
LVMH Moet Hennessy Louis Vuitton SE	90	76,109
NIKE, Inc. - Class B	338	34,378
Pandora A/S	240	24,854
Puma SE	60	4,021
PVH Corp.	114	9,530
Ralph Lauren Corp.	189	22,043
Swatch Group AG (The)	56	15,722
Swatch Group AG (The) (REG)	301	16,037
Tapestry, Inc.	298	9,929
Under Armour, Inc. - Class A(b)	561	4,286
Under Armour, Inc. - Class C(b)	621	4,279
VF Corp.	288	5,691

		668,789

		3,370,592

Materials – 1.8%
Chemicals – 1.0%
Air Liquide SA	491	88,712
Air Products and Chemicals, Inc.	261	77,123
Akzo Nobel NV	408	33,123
Albemarle Corp.	273	54,248

Company	Shares	U.S. $ Value

Arkema SA	294	$30,723
Axalta Coating Systems Ltd.(b)	1,074	30,394
BASF SE	444	22,474
Celanese Corp.	361	45,616
CF Industries Holdings, Inc.	596	45,934
Chr Hansen Holding A/S	469	30,581
Corteva, Inc.	350	17,678
Covestro AG(a) (b)	458	24,322
Croda International PLC	632	44,137
Dow, Inc.	350	19,096
DuPont de Nemours, Inc.	350	26,911
Eastman Chemical Co.	397	33,749
Ecolab, Inc.	416	76,465
EMS-Chemie Holding AG (REG)	47	35,272
Evonik Industries AG	1,232	23,605
FMC Corp.	371	31,991
Fuchs Petrolub SE	915	37,929
Givaudan SA (REG)	25	83,276
International Flavors & Fragrances, Inc.	266	18,740
Johnson Matthey PLC	1,127	23,234
K&S AG (REG)	1,009	18,949
Koninklijke DSM NV(b) (d) (e)	642	63,122
LANXESS AG	442	13,948
Linde PLC	218	84,375
Livent Corp.(b) (c)	346	7,429
LyondellBasell Industries NV - Class A	322	31,804
Methanex Corp.	551	23,448
Mosaic Co. (The)	1,003	38,966
Novozymes A/S - Class B	559	24,197
Nutrien Ltd.	1,592	100,843
PPG Industries, Inc.	330	46,781
Sherwin-Williams Co. (The)	346	94,015
Sika AG (REG)	360	101,730
Solvay SA	330	38,213
Symrise AG	710	74,014
Umicore SA	1,130	29,943
Yara International ASA	866	31,565

		1,778,675

Construction Materials – 0.1%
CRH PLC	1,075	61,849
Heidelberg Materials AG	356	28,625
Holcim AG	595	39,347
Imerys SA	563	19,168
Martin Marietta Materials, Inc.	118	52,676
Vulcan Materials Co.	196	42,777

		244,442

Containers & Packaging – 0.2%
Avery Dennison Corp.	489	92,118
Ball Corp.	901	49,059
CCL Industries, Inc. - Class B	895	40,001
Crown Holdings, Inc.	666	61,712
International Paper Co.	635	22,174
Packaging Corp. of America	339	50,545
Sealed Air Corp.	754	27,943
Westrock Co.	525	17,173

		360,725

Company	Shares	U.S. $ Value

Metals & Mining – 0.4%
Agnico Eagle Mines Ltd.	579	$28,114
Alleima AB	181	829
Anglo American PLC	1,415	37,627
Antofagasta PLC	2,036	37,287
ArcelorMittal SA	987	26,219
Barrick Gold Corp. (Toronto)	1,182	19,158
BHP Group Ltd.	1,449	41,660
Boliden AB	977	25,979
Eldorado Gold Corp.(b)	713	6,812
First Quantum Minerals Ltd.	1,601	43,011
Franco-Nevada Corp.	369	53,160
Freeport-McMoRan, Inc.	1,302	51,963
Fresnillo PLC	1,276	9,293
Glencore PLC	5,705	30,380
Kinross Gold Corp.	3,365	17,084
Newmont Corp. (New York)	693	27,318
Newmont Corp. (Toronto)	526	20,733
Norsk Hydro ASA	4,362	24,134
Nucor Corp.	455	78,306
Pan American Silver Corp.	575	9,507
Rio Tinto PLC	669	41,200
Teck Resources Ltd. - Class B	1,326	54,838
thyssenkrupp AG	1,007	7,739
voestalpine AG	636	18,583
Wheaton Precious Metals Corp.	935	40,785

		751,719

Paper & Forest Products – 0.1%
Mondi PLC	1,889	31,378
Stora Enso Oyj - Class R	2,477	31,501
Svenska Cellulosa AB SCA - Class B	1,288	17,146
Sylvamo Corp.	57	2,381
UPM-Kymmene Oyj	1,348	46,132
West Fraser Timber Co., Ltd.	532	40,215

		168,753

		3,304,314

Utilities – 1.6%
Electric Utilities – 0.8%
Alliant Energy Corp.	824	41,340
American Electric Power Co., Inc.	527	41,317
Constellation Energy Corp.	248	25,832
Duke Energy Corp.	432	38,362
Edison International	398	27,402
EDP - Energias de Portugal SA	19,584	89,227
Emera, Inc.	1,250	46,857
Endesa SA	3,408	70,777
Enel SpA	10,639	71,439
Entergy Corp.	440	41,910
Evergy, Inc.	486	26,715
Eversource Energy	570	36,377
Exelon Corp.	745	29,889
FirstEnergy Corp.	957	34,519
Fortis, Inc./Canada	1,331	52,198
Fortum Oyj	4,004	53,752
Hydro One Ltd.(a)	1,791	46,551
Iberdrola SA	9,310	110,442

Company	Shares	U.S. $ Value

NextEra Energy, Inc.	1,078	$72,010
OGE Energy Corp.	986	33,573
Orsted AS(a)	1,497	96,040
Pinnacle West Capital Corp.	376	29,054
PPL Corp.	895	22,303
Red Electrica Corp. SA	3,748	60,865
Southern Co. (The)	698	47,276
SSE PLC	3,489	71,696
Terna - Rete Elettrica Nazionale	13,636	112,450
Xcel Energy, Inc.	595	33,992

		1,464,165

Gas Utilities – 0.2%
AltaGas Ltd.	1,538	30,073
Atmos Energy Corp.	430	49,859
Enagas SA	3,496	59,659
Naturgy Energy Group SA	2,625	76,030
Snam SpA	22,765	117,475
UGI Corp.	658	16,568

		349,664

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	2,023	36,272
Orron Energy AB(b)	2,787	2,317
RWE AG	2,734	112,577

		151,166

Multi-Utilities – 0.4%
Ameren Corp.	581	46,056
Atco Ltd./Canada - Class I	832	22,967
Canadian Utilities Ltd. - Class A	1,466	34,741
CenterPoint Energy, Inc.	1,060	29,563
Centrica PLC	23,244	44,614
CMS Energy Corp.	767	43,098
Consolidated Edison, Inc.	433	38,520
Dominion Energy, Inc.	657	31,891
DTE Energy Co.	343	35,459
E.ON SE	6,694	82,401
Engie SA	3,398	54,722
National Grid PLC	4,604	57,469
NiSource, Inc.	1,304	34,895
Public Service Enterprise Group, Inc.	593	36,220
Sempra Energy	546	38,340
Veolia Environnement SA	3,120	97,335
WEC Energy Group, Inc.	527	44,331

		772,622

Water Utilities – 0.1%
American Water Works Co., Inc.	434	60,213
Severn Trent PLC	2,353	71,456
United Utilities Group PLC	6,181	74,016

		205,685

		2,943,302

Energy – 1.4%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	379	13,716

Company	Shares	U.S. $ Value

ChampionX Corp.	107	$3,862
Core Laboratories, Inc.	140	3,366
Halliburton Co.	373	14,405
Helmerich & Payne, Inc.	245	9,798
NOV, Inc.	425	8,980
Petrofac Ltd.(b)	6,919	6,333
Saipem SpA(b)	1,728	2,788
Schlumberger NV	303	17,865
Tenaris SA	3,797	60,637

		141,750

Oil, Gas & Consumable Fuels – 1.3%
Aker BP ASA	2,650	72,074
Antero Resources Corp.(b)	635	17,570
APA Corp.	303	13,284
ARC Resources Ltd.	2,076	31,665
BP PLC	13,599	84,032
Cameco Corp.	1,364	50,474
Canadian Natural Resources Ltd.	517	33,449
Cenovus Energy, Inc.	2,518	50,203
Cheniere Energy, Inc.	304	49,613
Chevron Corp.	285	45,913
ConocoPhillips	533	63,443
Coterra Energy, Inc.	1,044	29,430
Crescent Point Energy Corp.	1,182	9,728
Devon Energy Corp.	334	17,064
Diamondback Energy, Inc.	143	21,705
DTE Midstream LLC(b)	171	8,942
Enbridge, Inc.	657	23,067
Eni SpA	4,936	76,320
EOG Resources, Inc.	182	23,409
EQT Corp.	269	11,626
Equinor ASA	4,590	140,964
Equitrans Midstream Corp.	215	2,064
Exxon Mobil Corp.	356	39,584
Galp Energia SGPS SA	4,711	65,022
Hess Corp.	282	43,569
HF Sinclair Corp.	509	28,041
Imperial Oil Ltd.	767	43,555
Keyera Corp.	865	21,369
Kinder Morgan, Inc.	940	16,187
Koninklijke Vopak NV	1,705	61,472
Marathon Oil Corp.	695	18,313
Marathon Petroleum Corp.	703	100,367
Murphy Oil Corp.	457	20,748
Neste Oyj	4,680	171,209
Occidental Petroleum Corp.	432	27,125
OMV AG	1,553	71,916
ONEOK, Inc.	351	22,885
Ovintiv, Inc. (New York)	199	9,345
Ovintiv, Inc. (Toronto)	201	9,456
Pembina Pipeline Corp.	1,065	33,104
Peyto Exploration & Development Corp.	819	7,607
Phillips 66	303	34,590
Pioneer Natural Resources Co.	135	32,121
PrairieSky Royalty Ltd.	941	18,002
Range Resources Corp.	470	15,219
Shell PLC	6,226	190,362
Southwestern Energy Co.(b)	1,190	8,068

Company	Shares	U.S. $ Value

Suncor Energy, Inc.	741	$25,100
Targa Resources Corp.	310	26,738
TC Energy Corp.	722	26,076
Thungela Resources Ltd.	141	1,113
TotalEnergies SE	1,632	102,374
Tourmaline Oil Corp.	766	39,281
Valero Energy Corp.	309	40,139
Vermilion Energy, Inc.	460	6,700
Vitesse Energy, Inc.	86	1,999
Williams Cos., Inc. (The)	525	18,128
Woodside Energy Group Ltd.	261	6,188

		2,279,111

		2,420,861

Communication Services – 0.9%
Diversified Telecommunication Services – 0.3%
Altice USA, Inc. - Class A(b)	713	2,189
AT&T, Inc.	1,386	20,499
BCE, Inc.	1,516	64,221
BT Group PLC	7,665	11,213
Charter Communications, Inc. - Class A(b)	41	17,963
Comcast Corp. - Class A	412	19,265
Deutsche Telekom AG (REG)	2,256	48,286
Elisa Oyj	1,116	54,786
Eutelsat Communications SA	1,132	6,888
Koninklijke KPN NV	12,242	42,840
Liberty Global PLC - Class A(b)	406	7,487
Liberty Global PLC - Class C(b) (c)	905	17,955
Liberty Latin America Ltd. - Class C(b)	594	5,322
Lumen Technologies, Inc.(b) (c)	1,919	3,051
Orange SA	2,176	24,429
Proximus SADP	1,770	13,378
Sirius XM Holdings, Inc.	2,316	10,190
Swisscom AG (REG)	114	69,413
Telecom Italia SpA/Milano(b)	31,583	9,798
Telecom Italia SpA/Milano (Savings Shares)(b)	39,625	12,140
Telefonica Deutschland Holding AG	7,772	14,776
Telefonica SA	3,993	16,546
Telenet Group Holding NV	522	11,951
Telenor ASA	2,325	24,892
Telia Co. AB	12,753	25,746
TELUS Corp.(b)	3,342	58,693
United Internet AG (REG)	623	11,980
Verizon Communications, Inc.	848	29,663

		655,560

Entertainment – 0.1%
Activision Blizzard, Inc.	420	38,636
Bollore SE	3,319	19,633
Electronic Arts, Inc.	247	29,635
Liberty Media Corp-Liberty Live - Class C(b)	106	3,567
Modern Times Group MTG AB - Class B	90	611
Netflix, Inc.(b)	64	27,755
Universal Music Group NV	1,098	27,223
Walt Disney Co. (The)(b)	537	44,936

Company	Shares	U.S. $ Value

Warner Bros Discovery, Inc.(b)	1,554	$20,420

		212,416

Interactive Media & Services – 0.2%
Adevinta ASA(b)	2,027	14,379
Alphabet, Inc. - Class A(b)	780	106,213
Alphabet, Inc. - Class C(b)	760	104,386
Auto Trader Group PLC(a)	4,579	35,114
Cars.com, Inc.(b)	141	2,635
Meta Platforms, Inc. - Class A(b)	193	57,107
TripAdvisor, Inc.(b)	213	3,218

		323,052

Media – 0.2%
DISH Network Corp. - Class A(b) (c)	148	888
Fox Corp. - Class A	169	5,587
Fox Corp. - Class B	170	5,188
Interpublic Group of Cos., Inc. (The)	696	22,697
ITV PLC	7,799	6,974
JCDecaux SA(b)	889	16,499
Lagardere SA	819	19,345
Liberty Broadband Corp. - Class C(b)	173	16,186
Liberty Media Corp-Liberty Live - Class A(b)	118	3,931
Liberty Media Corp-Liberty SiriusXM - Class A New(b)	472	11,342
Liberty Media Corp-Liberty SiriusXM - Class A(b)	427	10,436
News Corp. - Class A	1,255	26,970
Omnicom Group, Inc.	230	18,632
Paramount Global - Class B	414	6,247
ProSiebenSat.1 Media SE	638	5,057
Publicis Groupe SA	351	27,388
RTL Group SA	319	11,785
Schibsted ASA - Class A	973	20,648
Schibsted ASA - Class B	1,054	20,658
SES SA	1,380	10,044
TEGNA, Inc.	425	7,025
Vivendi SE	1,098	10,001
WPP PLC	1,472	14,269

		297,797

Wireless Telecommunication Services – 0.1%
Millicom International Cellular SA(b)	591	9,402
Rogers Communications, Inc. - Class B	1,096	44,588
T-Mobile US, Inc.	485	66,081
Tele2 AB - Class B	4,849	34,257
Vodafone Group PLC	17,886	16,582

		170,910

		1,659,735

Real Estate – 0.8%
Diversified REITs – 0.0%
British Land Co. PLC (The)	5,156	21,096
H&R Real Estate Investment Trust	1,821	13,935
ICADE	547	20,623

Company	Shares	U.S. $ Value

Land Securities Group PLC	3,092	$23,561

		79,215

Health Care REITs – 0.0%
Healthpeak Properties, Inc.	572	11,772
Ventas, Inc.	306	13,366
Welltower, Inc.	310	25,693

		50,831

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	853	13,469

Industrial REITs – 0.1%
Prologis, Inc.	1,013	125,815
Segro PLC	5,086	47,413

		173,228

Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	185	21,523
Boston Properties, Inc.	180	12,018
Covivio SA/France	424	20,674
Gecina SA	296	31,665
JBG SMITH Properties	116	1,819
Orion Office REIT, Inc.	58	338
SL Green Realty Corp.(c)	178	6,988
Vornado Realty Trust	232	5,573

		100,598

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(b)	469	39,888
CoStar Group, Inc.(b)	1,435	117,656
Deutsche Wohnen SE	1,099	25,168
Digitalbridge Group, Inc.	392	6,829
First Capital Real Estate Investment Trust	1,287	13,087
Jones Lang LaSalle, Inc.(b)	124	21,427
Swiss Prime Site AG (REG)	732	70,289
Unibail-Rodamco-Westfield(b)	156	8,327
Vonovia SE	1,666	39,973
Zillow Group, Inc. - Class C(b)	424	22,116

		364,760

Residential REITs – 0.1%
AvalonBay Communities, Inc.	117	21,507
Camden Property Trust	236	25,398
Equity Residential	320	20,745
Essex Property Trust, Inc.	92	21,932
Mid-America Apartment Communities, Inc.	243	35,291
UDR, Inc.	600	23,940

		148,813

Retail REITs – 0.1%
Brixmor Property Group, Inc.	550	12,089
Federal Realty Investment Trust	141	13,810
Hammerson PLC	28,225	8,588
Kimco Realty Corp.	735	13,921
Klepierre SA	1,062	28,051

Company	Shares		U.S. $ Value

Macerich Co. (The)		259	$3,028
NNN REIT, Inc.		432	17,017
Primaris Real Estate Investment Trust		455	4,502
Realty Income Corp.		581	32,559
Regency Centers Corp.		332	20,650
RioCan Real Estate Investment Trust		1,552	22,180
Simon Property Group, Inc.		99	11,236
SmartCentres Real Estate Investment Trust		809	14,399

			202,030

Specialized REITs – 0.2%
American Tower Corp.		177	32,094
Crown Castle, Inc.		247	24,824
Digital Realty Trust, Inc.		189	24,895
Equinix, Inc.		45	35,162
Extra Space Storage, Inc.		244	31,398
Iron Mountain, Inc.		572	36,345
Public Storage		101	27,914
SBA Communications Corp.		140	31,434
Weyerhaeuser Co.		555	18,176

			262,242

			1,395,186

Total Common Stocks (cost $24,186,949)			40,732,912

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 15.0%
Japan – 15.0%
Japan Treasury Discount Bill Series 1173 Zero Coupon, 11/06/2023 (cost $27,361,826)	JPY	3,917,400	26,931,906

	Shares

INVESTMENT COMPANIES – 2.5%
Funds and Investment Trusts – 2.5%(f)
Altaba, Inc.(b) (d) (e)		1,120	0
VanEck J. P. Morgan EM Local Currency Bond ETF - Class E		98,020	2,463,242
Vanguard Real Estate ETF(c)		24,660	2,031,491

Total Investment Companies (cost $5,275,123)			4,494,733

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Mexico – 0.6%
Mexico Government International Bond 4.125%, 01/21/2026 (cost $1,172,946)	U.S.$	1,174	1,154,840

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Energy – 0.0%
Energy Equipment & Services – 0.0%
Weatherford International PLC, expiring 11/26/2023 (b)	10	$26

Oil, Gas & Consumable Fuels – 0.0%
Cenovus Energy, Inc., expiring 01/01/2026(b)	100	1,510
Occidental Petroleum Corp., expiring 08/03/2027(b)	54	2,206

		3,716

		3,742

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
Cie Financiere Richemont SA, expiring 11/27/2023(b)	570	545

Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 08/22/2028(b) (d) (e)	53	0

Total Warrants (cost $678)		4,287

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
Qurate Retail, Inc. 8.00% (b) (c)	18	638

Real Estate – 0.0%
Real Estate Management & Development – 0.0%
Brookfield Property Preferred LP 6.25% (b)	14	219

Total Preferred Stocks (cost $4,849)		857

RIGHTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 09/29/2023(b) (cost $24)	53	29

SHORT-TERM INVESTMENTS – 6.2%
Investment Companies – 6.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(f) (g) (h) (cost $11,226,926)	11,226,926	11,226,926

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 93.3% (cost $155,933,535)		$167,665,085

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(f) (g) (h) (cost $28,946)	28,946	28,946

Total Investments – 93.3% (cost $155,962,481)(i)		167,694,031
Other assets less liabilities – 6.7%		11,946,260

Net Assets – 100.0%		$179,640,291

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Futures	6	September 2023	$520,980	$67,949
Brent Crude Futures	33	October 2023	2,845,590	410,790
Canadian 10 Yr Bond Futures	107	December 2023	9,448,024	85,354
Coffee Robusta Futures	10	November 2023	248,900	(2,129)
Coffee ‘C’ Futures	17	March 2024	992,269	(4,525)
Copper Futures	23	December 2023	2,197,650	72,256
Corn Futures	68	March 2024	1,679,600	(8,758)
Cotton No.2 Futures	17	March 2024	745,705	(1,038)
E-Mini Russell 1000 Futures	62	September 2023	4,843,440	35,182
Euro STOXX 50 Index Futures	12	September 2023	561,216	(4,377)
Euro-Bund Futures	24	September 2023	3,466,192	(31,613)
FTSE 100 Index Futures	18	September 2023	1,701,628	(28,698)
Gasoline RBOB Futures	9	November 2023	908,447	128,820
Gold 100 OZ Futures	35	December 2023	6,880,650	(189,650)
Hang Seng Index Futures	8	September 2023	933,598	17,466
KC HRW Wheat Futures	18	March 2024	660,375	(230)
Lean Hogs Futures	23	February 2024	724,040	2,248
Live Cattle Futures	14	February 2024	1,057,560	4,346
LME Lead Futures	5	September 2023	281,613	14,034
LME Nickel Futures	5	September 2023	603,390	(115,486)
LME Primary Aluminum Futures	28	September 2023	1,521,625	(126,266)
LME Zinc Futures	12	September 2023	726,450	(78,639)
Long Gilt Futures	50	December 2023	6,053,401	79,753
Low SU Gasoil Futures	13	December 2023	1,078,025	190,073
MSCI Emerging Markets Futures	203	September 2023	9,939,895	(302,403)
MSCI Singapore IX ETS Futures	29	September 2023	609,741	12,988
NASDAQ 100 E-Mini Futures	6	September 2023	1,864,620	49,723
Natural Gas Futures	65	November 2023	2,347,150	99,837
NY Harbor ULSD Futures	8	November 2023	986,362	189,116
OMXS 30 Index Futures	15	September 2023	299,904	189
Platinum Futures	5	October 2023	243,600	(4,188)
S&P 500 E-Mini Futures	90	September 2023	20,322,000	412,501
S&P Mid 400 E-Mini Futures	3	September 2023	794,610	19,999
Silver Futures	12	December 2023	1,488,720	116,406
Soybean Futures	32	January 2024	2,211,200	(15,556)
Soybean Meal Futures	23	January 2024	923,220	(2,150)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Soybean Oil Futures	31	January 2024	$1,150,224	$(10,384)
SPI 200 Futures	20	September 2023	2,356,918	69,294
Sugar 11 (World) Futures	37	February 2024	1,053,819	29,239
TOPIX Index Futures	46	September 2023	7,368,157	364,939
U.S. T-Note 5 Yr (CBT) Futures	93	December 2023	9,943,734	38,389
U.S. T-Note 10 Yr (CBT) Futures	413	December 2023	45,855,906	420,284
Wheat Futures (CBT)	29	March 2024	911,688	(8,822)
WTI Crude Futures	7	October 2023	580,720	5,092
WTI Crude Futures	39	November 2023	3,208,140	488,766
Sold Contracts
10 Yr Japan Bond (OSE) Futures	29	September 2023	29,264,099	191,156
Bloomberg Commodity Index Futures	997	September 2023	10,571,191	(90,590)
Nikkei 225 (CME) Futures	10	September 2023	1,625,000	(7,454)
S&P/TSX 60 Index Futures	12	September 2023	2,160,036	(30,659)
TOPIX Index Futures	3	September 2023	480,532	(26,212)
U.S. T-Note 5 Yr (CBT) Futures	93	December 2023	9,943,734	(54,306)

				$2,472,056

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	NOK	51,404	USD	4,825	09/13/2023	$(11,542)
Bank of America, NA	SEK	17,556	USD	1,706	09/13/2023	102,232
Bank of America, NA	USD	5,568	NOK	59,326	09/13/2023	13,321
Bank of America, NA	GBP	2,468	USD	3,161	09/14/2023	34,524
Bank of America, NA	TWD	76,545	USD	2,442	09/14/2023	39,391
Bank of America, NA	USD	2,289	GBP	1,781	09/14/2023	(32,610)
Bank of America, NA	USD	1,659	TWD	52,907	09/14/2023	1,501
Bank of America, NA	USD	963	TWD	29,991	09/14/2023	(21,655)
Bank of America, NA	CLP	1,093,861	USD	1,339	09/15/2023	57,121
Bank of America, NA	CLP	676,402	USD	791	09/15/2023	(1,637)
Bank of America, NA	COP	1,540,214	USD	372	09/15/2023	(3,187)
Bank of America, NA	PEN	14,011	USD	3,822	09/15/2023	33,660
Bank of America, NA	PEN	655	USD	176	09/15/2023	(1,081)
Bank of America, NA	USD	326	CLP	283,776	09/15/2023	6,650
Bank of America, NA	USD	801	PEN	2,963	09/15/2023	176
Bank of America, NA	USD	1,321	PEN	4,840	09/15/2023	(11,671)
Bank of America, NA	CHF	515	USD	590	09/20/2023	5,907
Bank of America, NA	USD	1,899	INR	157,334	09/25/2023	3,390
Bank of America, NA	USD	390	INR	32,117	09/25/2023	(1,573)
Bank of America, NA	USD	1,159	EUR	1,054	10/12/2023	(14,232)
Bank of America, NA	USD	2,711	IDR	41,167,586	10/12/2023	(8,582)
Bank of America, NA	KRW	648,350	USD	510	10/26/2023	19,590
Bank of America, NA	PHP	22,509	USD	405	10/26/2023	7,311
Bank of America, NA	USD	2,211	KRW	2,934,460	10/26/2023	9,259
Bank of America, NA	USD	515	PHP	29,194	10/26/2023	544
Bank of America, NA	USD	780	PHP	43,039	10/26/2023	(20,017)
Bank of America, NA	USD	713	CAD	966	10/27/2023	3,034
Bank of America, NA	USD	3,421	AUD	5,279	11/08/2023	7,566
Bank of America, NA	USD	446	TWD	14,132	11/29/2023	6
Barclays Bank PLC	BRL	6,820	USD	1,397	09/05/2023	19,365
Barclays Bank PLC	BRL	2,173	USD	435	09/05/2023	(4,301)
Barclays Bank PLC	USD	1,836	BRL	8,993	09/05/2023	(20,357)
Barclays Bank PLC	NOK	16,053	USD	1,607	09/13/2023	96,955
Barclays Bank PLC	SEK	9,020	USD	885	09/13/2023	60,778
Barclays Bank PLC	USD	1,066	NOK	10,649	09/13/2023	(64,427)
Barclays Bank PLC	CNH	4,677	USD	649	09/14/2023	6,097
Barclays Bank PLC	GBP	620	USD	792	09/14/2023	6,367
Barclays Bank PLC	GBP	1,146	USD	1,442	09/14/2023	(9,438)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	TWD	12,956	USD	410	09/14/2023	$3,750
Barclays Bank PLC	TWD	21,469	USD	673	09/14/2023	(1,137)
Barclays Bank PLC	USD	7,568	GBP	5,965	09/14/2023	(11,184)
Barclays Bank PLC	COP	990,747	USD	241	09/15/2023	85
Barclays Bank PLC	MYR	25,050	USD	5,486	09/21/2023	80,403
Barclays Bank PLC	MYR	3,973	USD	855	09/21/2023	(2,301)
Barclays Bank PLC	USD	293	MYR	1,361	09/21/2023	946
Barclays Bank PLC	USD	6,221	MYR	28,460	09/21/2023	(78,966)
Barclays Bank PLC	SEK	24,284	USD	2,250	09/27/2023	29,271
Barclays Bank PLC	USD	1,609	NOK	17,130	09/27/2023	3,014
Barclays Bank PLC	USD	2,124	SEK	22,465	09/27/2023	(70,088)
Barclays Bank PLC	EUR	685	USD	757	10/12/2023	13,330
Barclays Bank PLC	IDR	11,714,688	USD	777	10/12/2023	7,901
Barclays Bank PLC	IDR	32,275,260	USD	2,115	10/12/2023	(3,394)
Barclays Bank PLC	USD	285	IDR	4,301,536	10/12/2023	(2,901)
Barclays Bank PLC	JPY	81,349	USD	561	10/19/2023	(1,929)
Barclays Bank PLC	PHP	28,018	USD	493	10/26/2023	(1,870)
Barclays Bank PLC	USD	153	KRW	192,693	10/26/2023	(6,956)
Barclays Bank PLC	USD	609	PHP	34,536	10/26/2023	805
Barclays Bank PLC	CAD	3,305	USD	2,437	10/27/2023	(10,619)
Barclays Bank PLC	NZD	3,933	USD	2,338	10/27/2023	(7,707)
Barclays Bank PLC	ZAR	24,522	USD	1,284	11/06/2023	(7,623)
Barclays Bank PLC	AUD	2,795	USD	1,809	11/08/2023	(6,296)
Barclays Bank PLC	JPY	780,500	USD	5,441	11/08/2023	22,011
BNP Paribas SA	NOK	19,039	SEK	19,583	09/27/2023	(1,444)
BNP Paribas SA	USD	2,005	IDR	30,094,282	10/12/2023	(30,033)
Citibank, NA	USD	1,472	SGD	1,998	09/20/2023	7,069
Citibank, NA	USD	813	NZD	1,368	10/27/2023	2,948
Deutsche Bank AG	CZK	30,855	USD	1,450	09/08/2023	60,007
Deutsche Bank AG	PLN	5,273	USD	1,328	09/08/2023	50,615
Deutsche Bank AG	USD	2,287	PLN	9,096	09/08/2023	(82,629)
Deutsche Bank AG	SEK	9,003	USD	841	09/13/2023	18,292
Deutsche Bank AG	CNH	33,811	USD	4,684	09/14/2023	36,211
Deutsche Bank AG	USD	528	CNH	3,857	09/14/2023	1,799
Deutsche Bank AG	USD	2,152	CNH	15,536	09/14/2023	(16,638)
Deutsche Bank AG	COP	5,808,488	USD	1,372	09/15/2023	(43,358)
Deutsche Bank AG	USD	824	CLP	699,417	09/15/2023	(4,523)
Deutsche Bank AG	USD	3,108	COP	13,161,438	09/15/2023	98,246
Deutsche Bank AG	USD	614	PEN	2,271	09/15/2023	301
Deutsche Bank AG	USD	1,100	PEN	4,021	09/15/2023	(12,395)
Deutsche Bank AG	EUR	1,875	USD	2,055	09/20/2023	20,440
Deutsche Bank AG	INR	67,275	USD	817	09/25/2023	3,439
Deutsche Bank AG	USD	423	INR	34,759	09/25/2023	(2,547)
Deutsche Bank AG	USD	818	HUF	290,522	09/27/2023	4,536
Deutsche Bank AG	BRL	2,481	USD	503	10/03/2023	4,293
Deutsche Bank AG	IDR	60,302,282	USD	3,929	10/12/2023	(29,040)
Deutsche Bank AG	USD	1,247	IDR	18,692,331	10/12/2023	(19,748)
Deutsche Bank AG	USD	619	ZAR	11,707	11/06/2023	(2,536)
Goldman Sachs Bank USA	BRL	13,256	USD	2,759	09/05/2023	81,836
Goldman Sachs Bank USA	USD	2,613	BRL	12,468	09/05/2023	(95,618)
Goldman Sachs Bank USA	NOK	5,811	USD	552	09/13/2023	4,871
Goldman Sachs Bank USA	SEK	79,693	USD	7,542	09/13/2023	260,194
Goldman Sachs Bank USA	USD	1,878	NOK	20,137	09/13/2023	16,991
Goldman Sachs Bank USA	USD	7,914	SEK	83,694	09/13/2023	(266,369)
Goldman Sachs Bank USA	USD	121	TWD	3,861	09/14/2023	(27)
Goldman Sachs Bank USA	COP	3,514,873	USD	846	09/15/2023	(9,857)
Goldman Sachs Bank USA	USD	778	CLP	647,812	09/15/2023	(19,275)
Goldman Sachs Bank USA	CHF	747	USD	870	09/20/2023	22,584
Goldman Sachs Bank USA	USD	2,286	MYR	10,345	09/21/2023	(53,636)
Goldman Sachs Bank USA	INR	55,352	USD	668	09/25/2023	(1,106)
Goldman Sachs Bank USA	HUF	398,171	USD	1,179	09/27/2023	52,013
Goldman Sachs Bank USA	USD	1,556	HUF	525,320	09/27/2023	(68,623)
Goldman Sachs Bank USA	USD	643	NOK	6,862	09/27/2023	3,357
Goldman Sachs Bank USA	USD	1,039	SEK	10,942	09/27/2023	(38,506)
Goldman Sachs Bank USA	EUR	3,818	USD	4,156	10/12/2023	8,410
Goldman Sachs Bank USA	KRW	643,769	USD	495	10/26/2023	7,641
Goldman Sachs Bank USA	USD	707	KRW	932,624	10/26/2023	(1,089)
HSBC Bank USA	GBP	3,688	USD	4,760	09/14/2023	88,085
HSBC Bank USA	SGD	1,998	USD	1,491	09/20/2023	11,631

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	INR	195,331	USD	2,367	09/25/2023	$4,868
HSBC Bank USA	USD	4,338	INR	357,971	09/25/2023	(8,921)
JPMorgan Chase Bank, NA	USD	1,883	NOK	19,815	09/13/2023	(19,152)
JPMorgan Chase Bank, NA	GBP	1,692	USD	2,181	09/14/2023	38,111
JPMorgan Chase Bank, NA	TWD	5,941	USD	195	09/14/2023	8,667
JPMorgan Chase Bank, NA	USD	1,168	CNH	8,317	09/14/2023	(24,407)
JPMorgan Chase Bank, NA	USD	348	TWD	10,575	09/14/2023	(15,988)
JPMorgan Chase Bank, NA	MXN	13,218	USD	770	09/15/2023	(4,293)
JPMorgan Chase Bank, NA	CHF	559	USD	655	09/20/2023	21,502
JPMorgan Chase Bank, NA	USD	3,996	CHF	3,413	09/20/2023	(126,554)
JPMorgan Chase Bank, NA	INR	53,490	USD	651	09/25/2023	4,181
JPMorgan Chase Bank, NA	USD	1,411	SEK	15,372	09/27/2023	(5,202)
JPMorgan Chase Bank, NA	EUR	1,997	USD	2,207	10/12/2023	38,211
JPMorgan Chase Bank, NA	USD	1,697	IDR	25,933,186	10/12/2023	4,859
JPMorgan Chase Bank, NA	KRW	1,413,361	USD	1,094	10/26/2023	24,452
JPMorgan Chase Bank, NA	PHP	32,716	USD	599	10/26/2023	21,202
JPMorgan Chase Bank, NA	USD	908	PHP	50,140	10/26/2023	(22,195)
JPMorgan Chase Bank, NA	JPY	3,137,676	USD	22,401	11/08/2023	615,028
Morgan Stanley Capital Services, Inc.	BRL	24,677	USD	5,034	09/05/2023	50,499
Morgan Stanley Capital Services, Inc.	USD	3,508	BRL	17,198	09/05/2023	(35,459)
Morgan Stanley Capital Services, Inc.	USD	1,559	NOK	16,547	09/13/2023	(2,213)
Morgan Stanley Capital Services, Inc.	TWD	39,778	USD	1,304	09/14/2023	55,638
Morgan Stanley Capital Services, Inc.	USD	1,938	GBP	1,507	09/14/2023	(29,160)
Morgan Stanley Capital Services, Inc.	USD	446	TWD	13,545	09/14/2023	(20,946)
Morgan Stanley Capital Services, Inc.	CLP	1,916,043	USD	2,352	09/15/2023	106,786
Morgan Stanley Capital Services, Inc.	MXN	45,950	USD	2,657	09/15/2023	(33,031)
Morgan Stanley Capital Services, Inc.	USD	402	CLP	326,044	09/15/2023	(19,965)
Morgan Stanley Capital Services, Inc.	USD	107	COP	429,224	09/15/2023	(2,401)
Morgan Stanley Capital Services, Inc.	USD	5,293	MXN	91,367	09/15/2023	56,653
Morgan Stanley Capital Services, Inc.	USD	1,870	PEN	6,709	09/15/2023	(55,450)
Morgan Stanley Capital Services, Inc.	CHF	4,296	USD	5,037	09/20/2023	165,678
Morgan Stanley Capital Services, Inc.	MYR	7,167	USD	1,553	09/21/2023	6,376
Morgan Stanley Capital Services, Inc.	MYR	5,116	USD	1,104	09/21/2023	(232)
Morgan Stanley Capital Services, Inc.	USD	152	MYR	689	09/21/2023	(3,237)
Morgan Stanley Capital Services, Inc.	INR	11,109	USD	135	09/25/2023	747
Morgan Stanley Capital Services, Inc.	INR	9,936	USD	119	09/25/2023	(852)
Morgan Stanley Capital Services, Inc.	USD	453	INR	37,515	09/25/2023	727
Morgan Stanley Capital Services, Inc.	BRL	17,198	USD	3,493	10/03/2023	35,711
Morgan Stanley Capital Services, Inc.	USD	4,896	BRL	24,106	10/03/2023	(50,056)
Morgan Stanley Capital Services, Inc.	EUR	5,148	USD	5,677	10/12/2023	84,843
Morgan Stanley Capital Services, Inc.	IDR	23,249,233	USD	1,550	10/12/2023	24,046
Morgan Stanley Capital Services, Inc.	IDR	2,316,740	USD	152	10/12/2023	(530)
Morgan Stanley Capital Services, Inc.	USD	5,317	EUR	4,821	10/12/2023	(79,455)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	JPY	569,569	USD	3,971	10/19/2023	$28,935
Morgan Stanley Capital Services, Inc.	USD	7,020	JPY	1,006,888	10/19/2023	(51,151)
Morgan Stanley Capital Services, Inc.	USD	326	KRW	434,625	10/26/2023	3,005
Morgan Stanley Capital Services, Inc.	USD	120	KRW	158,925	10/26/2023	(49)
Morgan Stanley Capital Services, Inc.	CAD	5,950	USD	4,394	10/27/2023	(13,350)
Morgan Stanley Capital Services, Inc.	NZD	4,190	USD	2,489	10/27/2023	(9,312)
Morgan Stanley Capital Services, Inc.	USD	3,529	NZD	5,940	10/27/2023	13,201
Standard Chartered Bank	USD	1,405	BRL	6,969	09/05/2023	2,474
Standard Chartered Bank	USD	1,442	TWD	45,802	09/14/2023	(4,416)
Standard Chartered Bank	USD	575	PEN	2,125	09/15/2023	(433)
State Street Bank & Trust Co.	PLN	3,189	USD	781	09/08/2023	8,248
State Street Bank & Trust Co.	PLN	872	USD	211	09/08/2023	(809)
State Street Bank & Trust Co.	USD	193	CZK	4,217	09/08/2023	(2,822)
State Street Bank & Trust Co.	USD	181	PLN	735	09/08/2023	(2,581)
State Street Bank & Trust Co.	SEK	15,081	USD	1,423	09/13/2023	45,214
State Street Bank & Trust Co.	USD	603	NOK	6,120	09/13/2023	(27,672)
State Street Bank & Trust Co.	USD	560	SEK	6,022	09/13/2023	(9,922)
State Street Bank & Trust Co.	CNH	15,812	USD	2,191	09/14/2023	17,146
State Street Bank & Trust Co.	CNH	1,512	USD	208	09/14/2023	(12)
State Street Bank & Trust Co.	GBP	337	USD	430	09/14/2023	2,768
State Street Bank & Trust Co.	USD	190	GBP	150	09/14/2023	50
State Street Bank & Trust Co.	USD	156	GBP	123	09/14/2023	(357)
State Street Bank & Trust Co.	MXN	5,323	USD	313	09/15/2023	918
State Street Bank & Trust Co.	USD	481	MXN	8,073	09/15/2023	(8,762)
State Street Bank & Trust Co.	CHF	172	USD	200	09/20/2023	5,040
State Street Bank & Trust Co.	USD	440	CHF	378	09/20/2023	(10,900)
State Street Bank & Trust Co.	HUF	117,174	USD	332	09/27/2023	241
State Street Bank & Trust Co.	NOK	11,058	USD	1,065	09/27/2023	24,518
State Street Bank & Trust Co.	SEK	5,055	USD	467	09/27/2023	4,337
State Street Bank & Trust Co.	USD	187	HUF	66,410	09/27/2023	1,453
State Street Bank & Trust Co.	USD	311	HUF	109,425	09/27/2023	(1,111)
State Street Bank & Trust Co.	USD	497	NOK	5,304	09/27/2023	2,362
State Street Bank & Trust Co.	USD	141	SEK	1,487	09/27/2023	(5,238)
State Street Bank & Trust Co.	THB	90,115	USD	2,592	10/11/2023	9,308
State Street Bank & Trust Co.	THB	88,251	USD	2,500	10/11/2023	(29,370)
State Street Bank & Trust Co.	USD	298	THB	10,393	10/11/2023	35

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	3,097	THB	107,055	10/11/2023	$(29,166)
State Street Bank & Trust Co.	EUR	287	USD	312	10/12/2023	700
State Street Bank & Trust Co.	USD	425	EUR	389	10/12/2023	(2,207)
State Street Bank & Trust Co.	JPY	61,476	USD	423	10/19/2023	(2,863)
State Street Bank & Trust Co.	USD	68	JPY	9,813	10/19/2023	(474)
State Street Bank & Trust Co.	NZD	366	USD	216	10/27/2023	(1,885)
State Street Bank & Trust Co.	USD	87	ZAR	1,654	11/06/2023	504
State Street Bank & Trust Co.	USD	251	ZAR	4,747	11/06/2023	(1,311)
State Street Bank & Trust Co.	ZAR	5,968	USD	318	11/06/2023	3,639
State Street Bank & Trust Co.	USD	719	AUD	1,110	11/08/2023	1,627
UBS AG	USD	1,456	GBP	1,143	09/14/2023	(8,228)
UBS AG	USD	608	KRW	766,350	10/26/2023	(28,223)

						$1,055,977

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	$(225,899)	$325,983	$(551,882)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	(108,876)	146,091	(254,967)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	(588,322)	411,018	(999,340)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	(229,813)	277,772	(507,585)
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	(303,747)	191,833	(495,580)
NZD	2,370	02/28/2027	3.445%	3 Month BKBM	Semi-Annual/ Quarterly	71,135	4,956	66,179
USD	30,190	05/13/2027	1 Day SOFR	2.682%	Annual	(1,784,637)	—	(1,784,637)
AUD	8,630	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(1,226,687)	(502,552)	(724,135)
AUD	5,500	11/13/2030	0.872%	6 Month BBSW	Semi-Annual	781,781	784,189	(2,408)
USD	4,800	05/13/2032	1.603%	1 Day SOFR	Annual	835,377	408,757	426,620

						$(2,779,688)	$2,048,047	$(4,827,735)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	3.40%	USD	10,692	$596,140	$424,851	$171,289

*	Termination date
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $348,792 or 0.2% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,122,803 and gross unrealized depreciation of investments was $(16,519,666), resulting in net unrealized appreciation of $10,603,137.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

August 31, 2023 (unaudited)

65.7%	United States
16.1%	Japan
1.7%	Canada
1.7%	United Kingdom
1.4%	France
1.1%	Switzerland
1.0%	Germany
0.7%	Mexico
0.6%	Denmark
0.5%	Netherlands
0.5%	Sweden
0.5%	Italy
0.4%	Spain
1.4%	Other
6.7%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Hong Kong, Ireland, Jordan, Luxembourg, Norway, Portugal, Puerto Rico, South Africa, Turkey, United Arab Emirates and Zambia.

AB Global Risk Allocation Fund, Inc.

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$—	$83,118,595	$—		$83,118,595
Common Stocks:
Financials	3,648,711	2,678,953	42,545		6,370,209
Information Technology	5,102,718	723,393	—		5,826,111
Health Care	2,846,527	1,933,990	—		4,780,517
Industrials	3,040,367	1,627,014	12,318		4,679,699
Consumer Staples	2,301,337	1,681,049	0	(a)	3,982,386
Consumer Discretionary	1,995,994	1,374,598	—		3,370,592
Materials	1,855,169	1,386,023	63,122		3,304,314
Utilities	1,356,543	1,586,759	—		2,943,302
Energy	1,315,503	1,105,358	—		2,420,861
Communication Services	941,913	717,822	—		1,659,735
Real Estate	1,058,346	336,840	—		1,395,186
Governments - Treasuries	—	26,931,906	—		26,931,906
Investment Companies	4,494,733	—	0	(a)	4,494,733
Governments - Sovereign Bonds	—	1,154,840	—		1,154,840
Warrants	4,287	—	0	(a)	4,287
Preferred Stocks	857	—	—		857
Rights	29	—	—		29
Short-Term Investments	11,226,926	—	—		11,226,926
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	28,946	—	—		28,946

Total Investments in Securities	41,218,906	126,357,140	117,985	(a)	167,694,031
Other Financial Instruments(b):
Assets:
Futures	3,616,189	—	—		3,616,189
Forward Currency Exchange Contracts	—	3,106,578	—		3,106,578
Centrally Cleared Interest Rate Swaps	—	1,688,293	—		1,688,293
Centrally Cleared Credit Default Swaps	—	596,140	—		596,140
Liabilities:
Futures	(1,144,133)	—	—		(1,144,133)
Forward Currency Exchange Contracts	—	(2,050,601)	—		(2,050,601)
Centrally Cleared Interest Rate Swaps	—	(4,467,981)	—		(4,467,981)

Total	$43,690,962	$125,229,569	$117,985	(a)	$169,038,516

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$60,865	$115,509	$165,147	$11,227	$1,003
Government Money Market Portfolio*	33	59,359	59,363	29	47
Total	$60,898	$174,868	$224,510	$11,256	$1,050

*	Investments of cash collateral for securities lending transactions.